Selling expenses	12 Months Ended
Dec. 31, 2018
Disclosure of Selling expenses [Abstract]
Disclosure of selling expenses [text block]	Note
14	Selling expenses

Amounts in US$ '000	2018	2017	2016
Transportation	2,638	864	3,559
Selling taxes and other	1,385	272	663
	4,023	1,136	4,222